Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (33,264)	$ (24,654)
Other comprehensive loss:
Foreign currency translation adjustment	(4,166)	(1,464)
Comprehensive loss	$ (37,430)	$ (26,118)